Performance Management	Feb. 20, 2026
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com